Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity	Stock option activity for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2021	1,476,475	$9.35	9.4	—
Granted	3,335,838	1.92
Exercised	(60,205)	0.50
Forfeited	(819,558)	5.06

Balance as of September 30, 2022	3,932,550	$4.07	9.3	$286

Stock option activity under the Plans for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	215,625	$0.47	9.6	—
Conversion of options due to business combination	(11,322)

Balance as of January 1, 2021, as converted	204,303	$0.50
Granted	1,277,540	10.75
Exercised	(3,000)	0.50
Forfeited	(2,368)	0.50

Balance as of December 31, 2021	1,476,475	$9.35	9.4	$884

Schedule of Stock Options Awards Valuation Assumptions
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Nine Months Ended
September 30, 2022
Expected Term (Years)	6.09
Expected Volatility	41%
Risk-free interest rate	2.67%
Dividend Yield	—
The total grant date fair value of performance-based market condition share awards granted during the three and nine-months ended September 30, 2022 was $31 thousand. The estimated fair values of these awards was determined using a Monte-Carlo valuation simulation, with the following most significant assumptions:

Nine Months Ended
September 30, 2022
Valuation date stock price	$1.68
Valuation date to end of performance period (Years)	10.00
Expected Volatility	38.78%
Risk-free interest rate	2.80%
Dividend Yield	—

The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2021
Expected Term (Years)	6.02
Expected Volatility	42%
Risk-free interest rate	1.22%
Dividend Yield	—

Summary of Equity-based Compensation Expense
Equity-based compensation expense in the statement of operations is summarized as follows (in thousands):

	Nine Months Ended
	September 30,
	2022	2021
Research and development	$414	$42
Sales and marketing	52	—
General and administrative	887	43

Total equity-based compensation expense	$1,353	$85

Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2021	2020
Research and development	$250	$105
Sales and marketing	6	—
General and administrative	390	128

Total equity-based compensation expense	$646	$233